Related Party Transactions (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Vessel $ / yr	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / yr
Related Party Transaction [Line Items]
Due from related parties	$ 3,982		$ 817
Due to related parties	115		$ 3,317
Time charter and voyage expenses - related party	$ 850	$ 0
CMA CGM [Member]
Related Party Transaction [Line Items]
Voting interest	15.55%		15.55%
Due from related parties	$ 2,347		$ 817
Conchart [Member]
Related Party Transaction [Line Items]
Number of ships under technical management | Vessel	2
Due to related parties	$ 115		126
Time charter and voyage expenses - related party	850	0
Technomar [Member]
Related Party Transaction [Line Items]
Due from related parties	1,550
Due to related parties	0		$ 1,362
Management fees	4,043	0
CMA Ships [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 84
Annual ship management fee per vessel | $ / yr	123		123
Number of ships under technical management | Vessel	7
Due to related parties	$ 0		$ 1,829
Management fees	$ 190	$ 536
Poseidon Transaction [Member] | Conchart [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	19
Poseidon Transaction [Member] | Technomar [Member]
Related Party Transaction [Line Items]
Number of ships under technical management | Vessel	19